Organization and Subsidiaries	12 Months Ended
Dec. 31, 2023
Organization and Subsidiaries
Organization and Subsidiaries

2.    Organization and Subsidiaries

Ferroglobe has a diversified production base consisting of production facilities across North America, Europe, South America, South Africa and Asia.

The subsidiaries of Ferroglobe PLC as of December 31, 2023 and 2022, classified by reporting segments, were as follows:

2023 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Advanced Materials II, S.L.	—	100.0	Other segments	Spain
Ferroglobe Advanced Materials, S.L. (formerly Ferrosolar OPCO Group S.L. )	—	100.0	Other segments	Spain
Ferroglobe Argentina, S.R.L (formerly Globe Metales S.R.L)	—	100.0	Other segments	Argentina
Ferroglobe Canada ULC (formerly QSIP Canada ULC )	—	100.0	North America – Silicon Metal	Canada
Ferroglobe Corporate Services, S.L.U. (formerly Grupo FerroAtlántica de Servicios, S.L.U.)	—	100.0	Other segments	Madrid - Spain
Ferroglobe Cuarzos Industriales Mining, S.A.U. (formerly Cuarzos Industriales, S.A.U.)	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe de Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
Ferroglobe France SAS (formerly FerroPem, S.A.S.)	—	100.0	Europe – Silicon Metal and Alloys	France
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Innovation, S.L.	—	100.0	Other segments	Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Ferroglobe Monzón, S.L. (formerly Ferroatlántica del Cinca, S.L.)	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Netherlands, B.V. (formerly GSM Netherlands, B.V.)	—	100.0	Other segments	Netherlands
Ferroglobe RAMSA Mining, S.A. (formerly Rocas, Arcillas y Minerales, S.A.)	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroglobe South Africa (Pty) Ltd (formerly Silicon Smelters (Pty.), Ltd.)	—	100.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ferroglobe Spain Metals, S.A.U. (formerly Grupo FerroAtlántica, S.A.U.)	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Ferroglobe U.S.A Alloys I, Inc (formerly GSM Alloys I, Inc.)	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A ARLR, LLC (formerly ARL Resources, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A BG, LLC (formerly Globe BG, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Bridgeport, LLC (formerly Tennessee Alloys Company, LLC)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A ECPI, Inc. (formerly ECPI, Inc.)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Financial, Inc. (formerly GSM Financial, Inc.)	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe U.S.A GBG Financial (formerly GBG Financial LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LF Resources, Inc (formerly LF Resources, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A LFR, IN (formerly Laurel Ford Resources, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metallurgical, Inc. (formerly Globe Metallurgical Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Metals, LLC. (formerly Core Metals Group, LLC)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Sales, LLC (formerly Alden Sales Corporation, LLC )	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining Services, LLC (formerly Gatliff Services, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Mining, LLC (formerly Alden Resources, LLC)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A MPM, LLC (formerly Metallurgical Process Materials, LLC)	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Ferroglobe U.S.A Quartz, Inc. (formerly Alabama Sand and Gravel, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Ferroglobe U.S.A Sales, Inc. (formerly GSM Sales, Inc.)	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Ferroglobe U.S.A, Inc (formerly Globe Specialty Metals, Inc.)	—	100.0	Other segments	Delaware - U.S.A
Ferroglobe USA Silica Fume Sales, Inc. (formerly Norchem, Inc.)	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Alloys II, Inc. (formerly Ferroglobe U.S.A Alloys II, Inc.)	—	100.0	North America – Silicon Metal	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Ultracore Energy S.A.	—	100.0	Other segments	Argentina
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A

2022 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
Alabama Sand and Gravel, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Alden Resources, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Alden Sales Corporation, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
ARL Resources, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
ARL Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Core Metals Group, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
ECPI, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Gatliff Services, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe BG, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GBG Financial LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GBG Holdings, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metallurgical Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
GSM Alloys I, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
GSM Alloys II, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Enterprises, LLC	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
GSM Sales, Inc.	—	100.0	North America – Silicon Metal	Delaware - U.S.A
Laurel Ford Resources, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
LF Resources, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
Metallurgical Process Materials, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
Norchem, Inc.	—	100.0	North America – Silicon Metal and Alloys	Florida - U.S.A
QSIP Canada ULC	—	100.0	North America – Silicon Metal	Canada
Quebec Silicon General Partner	—	51.0	North America – Silicon Metal	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon Metal	Canada
Tennessee Alloys Company, LLC	—	100.0	North America – Silicon Alloys	Delaware - U.S.A
West Virginia Alloys, Inc.	—	100.0	North America – Silicon Metal and Alloys	Delaware - U.S.A
WVA Manufacturing, LLC	—	51.0	North America – Silicon Metal	Delaware - U.S.A
Cuarzos Industriales, S.A.U.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Ferroatlántica del Cinca, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
FerroPem, S.A.S.	—	100.0	Europe – Silicon Metal and Alloys	France
Grupo FerroAtlántica, S.A.U.	—	100.0	Europe – Manganese and Silicon Metal	Madrid - Spain
Grupo FerroAtlántica de Servicios, S.L.U.	—	100.0	Other segments	Madrid - Spain
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Rocas, Arcillas y Minerales, S.A.	—	100.0	Europe – Silicon Metal and Alloys	A Coruña - Spain
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon Metal and Alloys	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon Metal and Alloys	Polokwane - South Africa
Cuarzos Industriales de Venezuela, S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar OPCO Group S.L.	—	100.0	Other segments	Spain
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Specialty Metals, Inc.	—	100.0	Other segments	Delaware - U.S.A
GSM Financial, Inc.	—	100.0	Other segments	Delaware - U.S.A
GSM Netherlands, B.V.	—	100.0	Other segments	Netherlands
Hidroelectricité de Saint Beron, S.A.S.	—	100.0	Other segments	France
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, S.A.S.	—	100.0	Other segments	France
Ferroglobe Innovation, S.L.U	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - U.S.A
Ultracore Energy S.A.	—	100.0	Other segments	Argentina

Subsidiaries are all companies over which Ferroglobe has control.

Control is achieved when the Company:

●	has power over the investee;
●	is exposed, or has rights, to variable returns from its involvement with the investee; and
●	has the ability to use its power over the investee to affect the amount of the investor’s returns.

The Company has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power, including:

●	the total voting rights held by the Company relative to the size and dispersion of holdings of the other vote holders;
●	potential voting rights held by the Company, other vote holders or other parties;
●	rights arising from other contractual arrangements; and
●	any additional facts and circumstances that indicate that the Company has, or does not have, the current ability to direct the relevant activities at the time these decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary.

The Company uses the acquisition method to account for the acquisition of subsidiaries. According to this method, the consideration transferred for the acquisition of a subsidiary corresponds to the fair value of the assets transferred, the liabilities incurred and the equity interests issued by the Company. The consideration transferred also includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration transferred by the Company is recognized at fair value at the date of acquisition. Subsequent changes in the fair value of the contingent consideration classified as an asset or a liability are recognized in accordance with IFRS 9 in the consolidated income statements. The costs related to the acquisition are recognized as expenses in the years incurred. The identifiable assets acquired and the liabilities and contingent liabilities assumed in a business combination are initially recognized at their fair value at the date of acquisition.

Non-controlling interests in the subsidiaries’ equity and results are shown separately in the consolidated statements of financial position, consolidated income statements, consolidated statements of comprehensive income and consolidated statements of changes in equity. Additionally, the Company attributes total comprehensive income (loss) to the Parent of the Company and to the non-controlling interests even if the profit or loss of the non-controlling interests gives rise to a balance receivable.

Accounting policies of subsidiaries are consistent with the policies adopted by the Company. Should differences arise, an adjustment is performed in the consolidation process. All assets and liabilities, equity, income, expenses and cash flows relating to transactions between subsidiaries are eliminated in full in consolidation.